Securitizations and Variable Interest Entities - Classification of consolidated VIEs' assets and liabilities (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2020	Mar. 31, 2020	Sep. 30, 2019
Consolidated VIE assets
Cash and cash equivalents		¥ 3,941,802	¥ 3,191,889	¥ 2,824,181
Trading assets
Derivatives	[1]	1,090,000	1,942,000
Office buildings, land, equipment and facilities		466,373	440,512
Other		915,141	827,022
Total		42,684,437	43,999,815
Trading liabilities
Derivatives		1,319,000	1,803,000
Borrowings
Short-term borrowings		1,346,414	1,486,733
Long-term borrowings		8,067,822	7,775,665
Total		39,898,383	41,268,551
Variable Interest Entity, primary beneficiary [Member]
Consolidated VIE assets
Cash and cash equivalents		8,000	10,000
Trading assets
Equities		602,000	645,000
Debt securities		468,000	454,000
CMBS and RMBS		20,000	43,000
Investment trust funds and other		9,000	0
Derivatives		16,000	19,000
Private equity and debt investments		20,000	11,000
Office buildings, land, equipment and facilities		36,000	15,000
Other		20,000	24,000
Total		1,199,000	1,221,000
Trading liabilities
Derivatives		17,000	19,000
Borrowings
Short-term borrowings		113,000	117,000
Long-term borrowings		811,000	830,000
Other		2,000	4,000
Total		¥ 943,000	¥ 970,000

[1]	Net derivative assets and net derivative liabilities are generally reported within Trading assets and private equity and debt investments—Trading assets and Trading liabilities, respectively in the consolidated balance sheet. Bifurcated embedded derivatives are reported within Short-term borrowings or Long-term borrowings depending on the maturity of the underlying host contract.